ACQUISITION OF SOLAR POWER PLANTS	12 Months Ended
Dec. 31, 2015
ACQUISITION OF SOLAR POWER PLANTS [Abstract]
ACQUISITION OF SOLAR POWER PLANTS

7. ACQUISITION OF SOLAR POWER PLANTS

In June 2015, the Group completed the transactions to acquire 100% equity interest of two solar power project companies located in Shufu and Atux, which have started production since 2014. The purchase consideration is RMB114 million. These two transactions were accounted as business acquisitions under ASC 805. The results of the acquired entities' operations have been included in the consolidated financial statements of the Company since the acquisition date. On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

Year Ended December 31,
2015
RMB
Net assets acquired	114,000,000
Total considerations	114,000,000

Based on the Group's assessment, the revenues and net earnings of Shufu and Atux were not considered material to the Group both individually and in aggregate for the year ended December 31, 2015. Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated statements of operations and comprehensive income, either individually or in aggregate.